Loss per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss per share
16.
Loss per share

The basic and diluted loss per share excludes options exercisable for 75,000 common shares of the Company at a weighted average exercise price of $16.00, warrants exercisable for 18,650,000 common shares of the Company at a weighted average exercise price of $2.36, 2,921,917 vested DSUs and 3,664,750 vested RSUs as these are anti-dilutive.